SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2014
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED—PARENT COMPANY BASIS)

REGISTRANT BALANCE SHEETS

(In thousands, except par value)

	December 31,
	2014	2013
	(in thousands)
ASSETS
Investment in affiliated companies	$121,863	$177,710
Total assets	121,863	177,710
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable—intercompany	6,534	27,330
Total current liabilities	6,534	27,330
Total liabilities	6,534	27,330
Stockholders' equity:
Ordinary share: $0.00375 par value; 250,000 authorized shares; 38,314 and 45,444 shares issued at December 31, 2014 and December 31, 2013, respectively; 38,148 and 39,778 shares outstanding at December 31, 2014 and December 31, 2013, respectively (Note 1)	122	151
Additional paid-in capital	1,258,182	1,280,810
Treasury stock, at cost:166 and 5,666 shares at December 31, 2014 and December 31, 2013, respectively	(443)	(20,421)
Accumulated deficit	(1,206,286)	(1,176,022)
Accumulated other comprehensive income	63,754	65,862
Total stockholders' equity	115,329	150,380
Total liabilities and stockholders' equity	$121,863	$177,710

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED—PARENT COMPANY BASIS)

CONDENSED INFORMATION AS TO THE RESULTS OF OPERATIONS OF THE REGISTRANT

(In thousands)

Years ended December 31,
	2014	2013	2012
(in thousands)
Net sales
Unrelated parties	$—	$—	$—
Related parties	—	—	—
Intercompany	—	—	—
Cost of sales
Unrelated parties	—	—	—
Related parties	—	—	—
Intercompany	—	—	—
Gross profit	—	—	—
Operating expenses:
Selling, general and administrative	1,398	2,377	2,315
Research and development	—	—	—
Amortization of intangible assets	—	—	—
Restructuring charges	—	—	—
Impairment of long-lived assets	—	—	—
Total operating expenses	1,398	2,377	2,315
Operating loss	(1,398)	(2,377)	(2,315)
Interest income	—	—	—
Interest expense	—	—	—
Other income, net	—	—	—
Loss before income taxes and equity in loss of affiliated companies	(1,398)	(2,377)	(2,315)
Equity in net loss of affiliated companies	(28,866)	(20,344)	(32,070)
Income tax benefit (expense)	—	—	—
Net loss	$(30,264)	$(22,721)	$(34,385)

NOTE 1—BASIS OF PRESENTATION

UTStarcom Holdings Corp., or the Company, a Cayman Island corporation, is the parent company of all UTStarcom Holdings Corp. subsidiaries. The condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the SEC and in conformity with U.S. GAAP.

On June 24, 2011, the Company effected a merger, or the Merger, to reorganize the corporate structure of UTStarcom, Inc., a Delaware corporation incorporated in 1991, and its subsidiaries. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries. Pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. Given the reorganization of the corporate structure on June 24, 2011, the prior period numbers have been adjusted as if the new corporate structure had been in place since the beginning of the earliest period presented in the above condensed financial statements.

The Company is generally a holding company of certain subsidiaries, or collectively subsidiaries. The condensed financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323-10, “The Equity Method of Accounting for Investments in Common Stock.” Such investment is presented on the balance sheet as “Investment in affiliated companies” and the subsidiaries' profit or loss are recognized based on the effective shareholding percentage as “Equity in net income (loss) of affiliated companies” on the results of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company is a shell company and does not have any activities. Operating expenses for the Company for the years ended December 31, 2014, 2013 and 2012 consisted mainly of the retaining fee for the Board of Directors, its director and officer insurance expenses and the expenses associated with investor relations. As the Company does not have any cash activity, the recorded expenses were paid on behalf of the Company by UTStarcom, Inc., its subsidiary, and statements of cash flows have been omitted.